Financial Risk Management - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Risk Management
Foreign currency liability in U.S. Dollars	€ 100,000	€ 700,000
Foreign Currency Denominated Receivables And Trade Payable Minimum Term	30 days
Foreign Currency Denominated Receivables And Trade Payable Maximum Term	45 days
Market risk indicator used to assess the affect on cash balances	10.00%
Hypothetical Impact to Profit and Loss due to Market Risk	€ 2,400,000	2,500,000
Borrowings	€ 9,386,000	€ 7,244,000